Financial instruments - additional disclosures (Details 3) - Contract or underlying principal amout [member] - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of derivative financial instruments [line items]
Derivative financial instruments	$ 12,020	$ 8,043
EUR
Disclosure of derivative financial instruments [line items]
Derivative financial instruments	1,690	767
USD
Disclosure of derivative financial instruments [line items]
Derivative financial instruments	8,995	5,715
Others
Disclosure of derivative financial instruments [line items]
Derivative financial instruments	1,335	1,561
Derivative financial instruments, at fair value currency related [member]
Disclosure of derivative financial instruments [line items]
Derivative financial instruments, forward foreign exchange rate contracts	11,944	7,907
Derivative financial instruments, commodity purchase contract	76	97
Derivative financial instruments, options on equity securities		39
Derivative financial instruments, at fair value currency related [member] | EUR
Disclosure of derivative financial instruments [line items]
Derivative financial instruments, forward foreign exchange rate contracts	1,629	687
Derivative financial instruments, commodity purchase contract	61	80
Derivative financial instruments, at fair value currency related [member] | USD
Disclosure of derivative financial instruments [line items]
Derivative financial instruments, forward foreign exchange rate contracts	8,980	5,659
Derivative financial instruments, commodity purchase contract	15	17
Derivative financial instruments, options on equity securities		39
Derivative financial instruments, at fair value currency related [member] | Others
Disclosure of derivative financial instruments [line items]
Derivative financial instruments, forward foreign exchange rate contracts	$ 1,335	$ 1,561